Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	93 Months Ended	116 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [2]	Dec. 31, 2024 [1]	Dec. 31, 2024
Empower Mid Cap Value Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Mid Cap Value Fund (Institutional Class/MXKJX)
Average Annual Return, Percent	16.06%	9.18%		8.60%
Empower Large Cap Growth Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Mid Cap Value Fund (Investor Class/MXMVX)
Average Annual Return, Percent	15.68%	8.80%			8.09%
Empower S&P Mid Cap 400® Index Fund - Class L
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower S&P Mid Cap 400® Index Fund (Class L/MXBUX)
Average Annual Return, Percent	12.97%	9.51%	9.01%
Empower S&P Mid Cap 400® Index Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower S&P Mid Cap 400® Index Fund (Institutional Class/MXNZX)
Average Annual Return, Percent	13.62%	10.11%		9.39%
Empower S&P Mid Cap 400® Index Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower S&P Mid Cap 400® Index Fund (Investor Class/MXMDX)
Average Annual Return, Percent	13.27%	9.72%			9.06%
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower T. Rowe Price Mid Cap Growth Fund (Institutional Class/MXYKX)
Average Annual Return, Percent	9.29%	7.92%		10.08%
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower T. Rowe Price Mid Cap Growth Fund (Investor Class/MXMGX)
Average Annual Return, Percent	9.05%	7.55%			10.01%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	23.81%	13.86%	13.86%	12.74%	12.55%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Average Annual Return, Percent	13.07%	8.59%		8.25%	8.10%
S&P MidCap 400® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400® Index
Average Annual Return, Percent	13.93%	10.34%	9.83%	9.61%	9.68%
Russell Midcap® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Average Annual Return, Percent	22.10%	11.47%		11.43%	11.54%

[1]	Institutional Class inception date was May 1, 2015.
[2]	Class L inception date was April 7, 2017.